INCOME TAXES - Components of Deferred Income Tax Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax liabilities
Beginning balance	$ 464.5
Ending balance	777.7	$ 464.5
Property and equipment
Deferred income tax liabilities
Beginning balance	892.0
Beginning balance	892.0	847.7
Discontinued operations	(89.8)
Acquisitions via business combinations	0.8	0.0
Foreign exchange	(29.5)	80.8
Recognized in net income (loss)	4.8	(36.5)
Recognized in other comprehensive income (loss)	0.0	0.0
Ending balance		892.0
Ending balance	778.3	892.0
Intangible assets
Deferred income tax liabilities
Beginning balance	485.2
Beginning balance	485.2	536.0
Discontinued operations	(160.0)
Acquisitions via business combinations	22.6	1.7
Foreign exchange	(9.1)	8.5
Recognized in net income (loss)	(14.9)	(61.0)
Recognized in other comprehensive income (loss)	0.0	0.0
Ending balance		485.2
Ending balance	323.8	485.2
Investment in associates and joint ventures
Deferred income tax liabilities
Beginning balance	(466.0)
Discontinued operations	746.7
Acquisitions via business combinations	0.0
Foreign exchange	(1.0)
Recognized in net income (loss)	28.7
Recognized in other comprehensive income (loss)	0.0
Ending balance	308.4	(466.0)
Other
Deferred income tax liabilities
Beginning balance	74.2
Beginning balance	74.2	(72.1)
Discontinued operations	(1.1)
Acquisitions via business combinations	0.8	0.0
Foreign exchange	(0.1)	(0.5)
Recognized in net income (loss)	(54.7)	146.9
Recognized in other comprehensive income (loss)	0.0	(0.1)
Ending balance		74.2
Ending balance	19.1	74.2
Deferred income tax liabilities
Deferred income tax liabilities
Beginning balance	985.4
Beginning balance	1,451.4	1,311.6
Discontinued operations	495.8
Acquisitions via business combinations	24.2	1.7
Foreign exchange	(39.7)	88.8
Recognized in net income (loss)	(36.1)	49.4
Recognized in other comprehensive income (loss)	0.0	(0.1)
Ending balance		1,451.4
Ending balance	$ 1,429.6	$ 985.4